Property and Equipment, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Schedule of Property, Plant, and Equipment

Property and equipment consist of the following as of the periods indicated (in thousands):

	Useful life (years)	March 31, 2021	December 31, 2020
Furniture and fixtures	2-7	$3,225	$3,265
Computers and equipment	3-5	3,630	3,502
Autos and trucks	5	454	413
Tooling	5	1,150	1,150
Leasehold improvements	Shorter of remaining lease term or estimated useful life	4,443	4,097

Total Property and equipment		12,902	12,427

Less: accumulated depreciation and amortization		(5,023)	(4,407)
Construction-in-progress		267	1,171

Property and equipment, net		$8,146	$9,191

Property and equipment consist of the following at December 31, 2020 and 2019:

(in thousands)	Useful life (years)	2020	2019
Furniture and fixtures	2-7	$3,265	$2,542
Computers and equipment	3-5	3,502	2,755
Autos and trucks	5	413	308
Tooling	5	1,150	1,145
Leasehold improvements	Shorter of remaining lease term or estimated useful life	4,097	3,692

Total Property and equipment		12,427	10,442

Less: accumulated depreciation and amortization		(4,407)	(2,237)
Construction-in-progress		1,171	2,595

Property and equipment, net		$9,191	$10,800